Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
	(Dollars in thousands, except per share data)
December 31, 2014
First quarter	$4,277	$3,482	$850	$0.15	$0.15
Second quarter	4,505	3,695	1,214	0.23	0.22
Third quarter	4,644	3,861	1,341	0.25	0.25
Fourth quarter	4,499	3,822	1,005	0.19	0.19
December 31, 2013
First quarter	$4,440	$3,566	$1,088	$0.19	$0.19
Second quarter	4,417	3,567	1,149	0.20	0.20
Third quarter	4,282	3,427	868	0.15	0.15
Fourth quarter	4,439	3,597	908	0.16	0.16